LIBERTY-STEIN ROE FUNDS INCOME TRUST
Stein Roe Income Fund, Class S
Stein Roe High Yield Fund, Class S
Stein Roe Intermediate Bond Fund, Class S
Liberty High Yield Bond Fund, Class A
Liberty Income Bond Fund, Class A
Liberty Intermediate Bond Fund, Class A

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Stein Roe Asia Pacific Fund
Stein Roe Balanced Fund
Stein Roe Growth Investor Fund, Class S
Stein Roe Growth Stock Fund
Stein Roe International Fund
Stein Roe Midcap Growth Fund, Class S
Stein Roe Focus Fund, Class S
Stein Roe Small Company Growth Fund, Class S
Stein Roe Capital Opportunities Fund, Class S
Stein Roe Global Thematic Equity Fund
Stein Roe European Thematic Equity Fund
Liberty Midcap Growth Fund
Liberty Focus Fund, Class A
Liberty Small Company Growth Fund, Class A
Liberty Capital Opportunities Fund, Class A
Liberty Growth Investor Fund

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
Stein Roe Municipal Money Market Fund
Stein Roe Managed Municipals Fund
Stein Roe High-Yield Municipals Fund, Class S
Stein Roe Intermediate Municipals Fund
Liberty High Income Municipals Fund, Class A

LIBERTY-STEIN ROE FUNDS TRUST
Stein Roe Institutional Client High Yield Fund

LIBERTY-STEIN ROE ADVISOR TRUST
Liberty Young Investor Fund
Liberty Growth Stock Fund

LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND

LIBERTY FLOATING RATE FUND
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               Supplement to Statements of Additional Information

Each Fund's statement of additional information is revised as follows:

(1) The shareholders servicing and transfer agency fee arrangement between each Fund's transfer agent, Liberty Funds Services, Inc. (LFS) and the Fund, has been revised so that the Fund pays the following fees:

     o An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     o An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     o A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

     o A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

     o The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. ("DST") under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

(2) The section regarding bookkeeping and accounting services in the statement of additional information is replaced in its entirety with the following:

     Stein Roe is responsible for providing accounting and bookkeeping services to the Fund pursuant to an accounting and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), Stein Roe has delegated those functions to State Street Bank and Trust Company (State Street). Stein Roe pays fees to State Street under the Outsourcing Agreement.

     Under its accounting and bookkeeping agreement with the Trust, Stein Roe receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

     o From each Fund that is a stand-alone fund or a master fund in a master/feeder structure, an annual flat fee of $10,000, paid monthly;

     o From each Fund that is a feeder fund in a master/feeder structure, an annual flat fee of $5,000, paid monthly; and o In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund that is determined by the following formula:

                  [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement)] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

    Each Fund reimburses Stein Roe for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.



                                                                 August 1, 2001